Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of loans receivable
	December 31, 2021	December 31, 2020
Borrower A	$266,767	$-
Borrower B	199,893	-
Borrower C	404,008	-
Borrower D	1,590,000	-
Borrower E	200,000	-
	$2,660,668	$-